Lease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Components of Operating Lease Cost	The components of operating lease costs were as follows:

Year ended December 31, 2022
Operating lease cost	$4,667
Short-term lease cost	799
Variable lease cost	262
Total net lease costs	$5,728

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to operating leases is as follows:

Year ended December 31, 2022
Operating lease ROU assets	$15,653
Operating lease liabilities, current	$5,003
Operating lease liabilities, long-term	$10,353
Weighted average remaining lease term (in years)	3.83
Weighted average discount rate	1.57%

Lessee, Operating Lease, Liability, Maturity
Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2022, are as follows:

Fiscal Years Ending December 31,	Operating Leases
2023	$5,048
2024	4,586
2025	3,121
2026	1,534
2027 and thereafter	1,640

Total undiscounted lease payments	15,929
Less: imputed interest	(573)

Present value of lease liabilities	$15,356